Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.7%
		Communication Services: 14.5%
22,917	(1)	Alphabet, Inc. - Class A	$61,269,058	4.0
21,380	(1)	Alphabet, Inc. - Class C	56,984,328	3.7
10,734	(1)	Charter Communications, Inc.	7,809,629	0.5
211,783	(1)	Facebook, Inc.- Class A	71,877,032	4.7
38,217	(1)	NetFlix, Inc.	23,325,364	1.5
8,194	(1)	Walt Disney Co.	1,386,179	0.1
			222,651,590	14.5

		Consumer Discretionary: 18.8%
38,408	(1)	Amazon.com, Inc.	126,171,816	8.2
3,627	(1)	Booking Holdings, Inc.	8,610,027	0.6
8,943		Dollar General Corp.	1,897,168	0.1
57,481		eBay, Inc.	4,004,701	0.3
94,099		Home Depot, Inc.	30,888,938	2.0
29,236	(1)	Las Vegas Sands Corp.	1,070,038	0.1
62,593		Lowe's Cos, Inc.	12,697,616	0.8
24,051	(1)	Marriott International, Inc.	3,561,713	0.2
11,763		McDonald's Corp.	2,836,177	0.2
109,631		Nike, Inc. - Class B	15,921,710	1.0
30,968		Ross Stores, Inc.	3,370,867	0.2
104,266		Starbucks Corp.	11,501,582	0.7
19,708		Target Corp.	4,508,599	0.3
70,551	(1)	Tesla, Inc.	54,710,889	3.6
106,700		TJX Cos., Inc.	7,040,066	0.5
			288,791,907	18.8

		Consumer Staples: 4.3%
91,092		Altria Group, Inc.	4,146,508	0.3
242,555		Coca-Cola Co.	12,726,861	0.8
39,149		Colgate-Palmolive Co.	2,958,881	0.2
36,577		Costco Wholesale Corp.	16,435,875	1.1
20,249		Estee Lauder Cos., Inc.	6,073,283	0.4
14,998		Kimberly-Clark Corp.	1,986,335	0.1
30,475	(1)	Monster Beverage Corp.	2,707,094	0.2
101,474		PepsiCo, Inc.	15,262,704	1.0
43,099		Sysco Corp.	3,383,272	0.2
			65,680,813	4.3

		Energy: 0.0%
6,139		EOG Resources, Inc.	492,777	0.0

		Financials: 1.9%
36,271		American Express Co.	6,076,481	0.4
11,657		Aon PLC	3,331,221	0.2
60,240		Blackstone, Inc.	7,008,321	0.5
1,606		Goldman Sachs Group, Inc.	607,116	0.0
5,304		Marsh & McLennan Cos., Inc.	803,185	0.1
13,608		Moody's Corp.	4,832,337	0.3
15,081		S&P Global, Inc.	6,407,766	0.4
			29,066,427	1.9

		Health Care: 7.2%
76,849		Abbott Laboratories	9,078,172	0.6
156,335		AbbVie, Inc.	16,863,856	1.1
6,960	(1)	Align Technology, Inc.	4,631,393	0.3
41,365		Amgen, Inc.	8,796,267	0.6
2,917		Danaher Corp.	888,051	0.1
54,662	(1)	Edwards Lifesciences Corp.	6,188,285	0.4
59,255		Eli Lilly & Co.	13,690,868	0.9
22,288		HCA Healthcare, Inc.	5,409,743	0.4
12,905	(1)	Illumina, Inc.	5,234,397	0.3
10,450	(1)	Intuitive Surgical, Inc.	10,388,867	0.7
29,933	(1)	Moderna, Inc.	11,520,014	0.8
948	(1)	Regeneron Pharmaceuticals, Inc.	573,711	0.0
13,172		Stryker Corp.	3,473,720	0.2
3,129		Thermo Fisher Scientific, Inc.	1,787,692	0.1
5,744		UnitedHealth Group, Inc.	2,244,411	0.1
9,168	(1)	Vertex Pharmaceuticals, Inc.	1,662,984	0.1
39,825		Zoetis, Inc.	7,731,626	0.5
			110,164,057	7.2

		Industrials: 3.9%
7,472		3M Co.	1,310,738	0.1
41,795		Caterpillar, Inc.	8,023,386	0.5
24,945		Deere & Co.	8,358,321	0.5
9,435		FedEx Corp.	2,069,001	0.1
13,281		Honeywell International, Inc.	2,819,291	0.2
24,962		Illinois Tool Works, Inc.	5,157,898	0.3
19,154		Lockheed Martin Corp.	6,610,046	0.4
1,161		Northrop Grumman Corp.	418,134	0.0
122,200	(1)	Uber Technologies, Inc.	5,474,560	0.4
36,469		Union Pacific Corp.	7,148,289	0.5
64,040		United Parcel Service, Inc. - Class B	11,661,684	0.8
5,937		Waste Management, Inc.	886,750	0.1
			59,938,098	3.9

		Information Technology: 46.7%
45,244		Accenture PLC	14,474,461	0.9
42,249	(1)	Adobe, Inc.	24,323,594	1.6
107,091	(1)	Advanced Micro Devices, Inc.	11,019,664	0.7
18,907		Analog Devices, Inc.	3,166,544	0.2
1,389,320		Apple, Inc.	196,588,780	12.8
81,004		Applied Materials, Inc.	10,427,645	0.7
12,050	(1)	Atlassian Corp. PLC	4,716,611	0.3
19,479	(1)	Autodesk, Inc.	5,554,826	0.4
34,621		Automatic Data Processing, Inc.	6,921,430	0.4
35,324		Broadcom, Inc.	17,129,667	1.1
11,671	(1)	Dell Technologies, Inc.	1,214,251	0.1
3,598	(1)	Fiserv, Inc.	390,383	0.0
22,583		Intuit, Inc.	12,183,754	0.8
13,561		KLA Corp.	4,536,290	0.3
12,603		Lam Research Corp.	7,172,997	0.5
77,428		Mastercard, Inc. - Class A	26,920,167	1.8
13,681		Micron Technology, Inc.	971,077	0.1
666,897		Microsoft Corp.	188,011,602	12.3
211,703		Nvidia Corp.	43,856,394	2.9
7,196		NXP Semiconductor NV - NXPI - US	1,409,481	0.1
139,005		Oracle Corp.	12,111,506	0.8
103,980	(1)	PayPal Holdings, Inc.	27,056,636	1.8
99,819		Qualcomm, Inc.	12,874,655	0.8
15,705	(1)	Salesforce.com, Inc.	4,259,510	0.3

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
17,439	(1)	ServiceNow, Inc.	$10,851,767	0.7
16,283	(1)	Snowflake, Inc. - Class A	4,924,468	0.3
35,029	(1)	Square, Inc.	8,401,355	0.5
50,674		Texas Instruments, Inc.	9,740,050	0.6
4,137	(1)	Twilio, Inc.	1,319,910	0.1
149,787		Visa, Inc. - Class A	33,365,054	2.2
2,636	(1),(2)	VMware, Inc.	391,973	0.0
16,608	(1)	Workday, Inc.	4,150,173	0.3
18,883	(1)	Zoom Video Communications, Inc.	4,937,905	0.3
			715,374,580	46.7

		Materials: 0.8%
4,761		Dow, Inc.	274,043	0.0
19,393		Ecolab, Inc.	4,045,768	0.3
37,917		Freeport-McMoRan, Inc.	1,233,440	0.1
21,575		Sherwin-Williams Co.	6,035,175	0.4
6,786		Southern Copper Corp.	380,966	0.0
			11,969,392	0.8

		Real Estate: 1.6%
39,935		American Tower Corp.	10,599,148	0.7
38,115		Crown Castle International Corp.	6,606,092	0.4
5,613		Equinix, Inc.	4,435,000	0.3
10,184		Public Storage, Inc.	3,025,666	0.2
			24,665,906	1.6

	Total Common Stock
	(Cost $482,107,420)		1,528,795,547	99.7

EXCHANGE-TRADED FUNDS: 0.1%
9,561		iShares Russell Top 200 Growth ETF	1,459,678	0.1

	Total Exchange-Traded Funds
	(Cost $1,503,870)		1,459,678	0.1

	Total Long-Term Investments
	(Cost $483,611,290)		1,530,255,225	99.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
		Repurchase Agreements: 0.0%
401,458	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $401,459, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $409,487, due 10/31/21-05/01/58)
		(Cost $401,458)	$401,458	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
3,209,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $3,209,000)	3,209,000	0.2

	Total Short-Term Investments
	(Cost $3,610,458)	3,610,458	0.2

	Total Investments in Securities (Cost $487,221,748)	$1,533,865,683	100.0
	Liabilities in Excess of Other Assets	(741,711)	–
	Net Assets	$1,533,123,972	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2021.

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$1,528,795,547	$–	$–	$1,528,795,547
Exchange-Traded Funds	1,459,678	–	–	1,459,678
Short-Term Investments	3,209,000	401,458	–	3,610,458
Total Investments, at fair value	$1,533,464,225	$401,458	$–	$1,533,865,683
Liabilities Table
Other Financial Instruments+
Futures	$(166,262)	$–	$–	$(166,262)
Total Liabilities	$(166,262)	$–	$–	$(166,262)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2021, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	18	12/17/21	$3,867,975	$(166,262)
			$3,867,975	$(166,262)

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $487,720,486.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,050,736,558
Gross Unrealized Depreciation	(4,757,623)

Net Unrealized Appreciation	$1,045,978,935